Financial Assets and Liabilities Fair Value - Additional Information (Details) € / shares in Units, € in Millions				6 Months Ended		12 Months Ended
	Nov. 22, 2022 EUR (€) € / shares shares	Nov. 22, 2022 € / shares $ / shares shares	Jan. 07, 2021 EUR (€)	Jun. 30, 2023 EUR (€) € / shares shares	Jun. 30, 2023 € / shares $ / shares shares	Dec. 31, 2022 EUR (€) Days € / shares shares	Dec. 31, 2022 $ / shares € / shares shares	Jun. 30, 2023 $ / shares shares	Jan. 01, 2023 shares	Dec. 31, 2022 $ / shares shares	Nov. 22, 2022 $ / shares shares	Jun. 30, 2022 € / shares	Dec. 31, 2021 € / shares	Dec. 31, 2020 € / shares	Dec. 31, 2019 € / shares
Disclosure Of Financial Instruments [Line Items]
Number of warrants issued				0	0	0	0	0		0
Number of warrant exercised				749,679	749,679	0	0	749,679		0
Number of ordinary share convert from each warrant	1	1				1	1			1	1
Par value per share | € / shares	€ 0.01	€ 0.01				€ 0.12	€ 0.12					€ 0.12	€ 0.01	€ 0.01	€ 0.01
Warrant exercise price per ordinary share | $ / shares							€ 11.5
Period to convert warrant to ordinary share						30 days
Minimum closing market price of ordinary shares to call warrants for redemption | $ / shares										$ 18
Threshold trading days for redemption of public warrants | Days						20
Threshold consecutive trading days for redemption of public warrants | Days						30
Minimum reference value to redeem outstanding warrants | $ / shares										10
Maximum reference value to redeem outstanding private placement warrants | $ / shares										18
Warrants expiration date						Nov. 23, 2027
Warrants expiration term after closing date						5 years
Fair value of warrants per warrant | $ / shares								$ 2.09		$ 0.87	$ 0.8
Earnout period	5 years
Number of earnout shares issued as development milestone not yet been achieved						0	0			0
Number of earnout shares issuable if milestone not achieved within earnout period				1,725,732	1,725,732	0	0	1,725,732		0
Fair value of earnout shares | €	€ 6.4			€ 7.6		€ 7.1
Fair value of earnout price per share | € / shares	€ 3.84	€ 3.84		€ 4.38	€ 4.38	€ 4.09	€ 4.09
Change in fair value of derivative earn out liability | €						€ 0.7
Proceeds from issuing shares | €			€ 160.0
Participating optionholder forfeited their rights				409
Dividend Yield
Disclosure Of Financial Instruments [Line Items]
Anticipated dividend rate						0	0			0
Level 3
Disclosure Of Financial Instruments [Line Items]
Earnout price per share | € / shares	9.61
Translated earnout price per share | $ / shares		€ 9.87
Ordinary Shares
Disclosure Of Financial Instruments [Line Items]
Par value per share | € / shares	€ 0.12	€ 0.12		€ 0.12	€ 0.12	€ 2.48	€ 2.48
Warrant exercise price per ordinary share | $ / shares					€ 11.5
Issuance of earnout shares	1,886,137
Earnout shares allocated to participating shareholders	1,725,358			1,725,732		1,725,358
Proceeds from issuing shares | €				€ 8.0
Additional earnout shares allocated to participating shareholders				374
Class A Ordinary Shares
Disclosure Of Financial Instruments [Line Items]
Par value per share | $ / shares											$ 0.0001
Public Warrants
Disclosure Of Financial Instruments [Line Items]
Number of warrants issued	4,600,000	4,600,000							4,600,000		4,600,000
Number of warrants outstanding	4,600,000	4,600,000		3,850,321	3,850,321	4,600,000	4,600,000	3,850,321		4,600,000	4,600,000
Par value per share | € / shares						€ 0.12	€ 0.12
Private Placement Warrants
Disclosure Of Financial Instruments [Line Items]
Number of warrants issued	167,000	167,000							167,000		167,000
Number of warrants outstanding	167,000	167,000		167,000	167,000	167,000	167,000	167,000		167,000	167,000
Par value per share | € / shares						€ 0.12	€ 0.12
Warrant
Disclosure Of Financial Instruments [Line Items]
Charge recognized in profit or loss | €				€ 5.4		€ 0.3
Earnout Shares
Disclosure Of Financial Instruments [Line Items]
Charge recognized in profit or loss | €				€ 0.6		€ 0.7